Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2022 and 2023 primarily consist of the following currencies:

	December 31, 2022		December 31, 2023
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	246,786	246,786	220,876	220,876
US$	52,954	368,802	35,957	254,669
SGD	15,026	77,877	6,658	35,802
Others (i)	N/A	626	N/A	626
Total		694,091		511,973
(i)	As of December 31, 2022 and 2023, the other currencies consist of Hong Kong Dollar, Euro and Japanese Yen.